Wireless Licenses, Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Carrying Amount of Wireless Licenses

Changes in the carrying amount of Wireless licenses are as follows:

(dollars in millions)
Balance at January 1, 2012	$73,250
Acquisitions (Note 2)	4,544
Capitalized interest on wireless licenses	205
Reclassifications, adjustments and other	(255)

Balance at December 31, 2012	$77,744
Acquisitions (Note 2)	579
Dispositions (Note 2)	(2,361)
Capitalized interest on wireless licenses	566
Reclassifications, adjustments and other	(781)

Balance at December 31, 2013	$75,747

Changes in Carrying Amount of Goodwill

Changes in the carrying amount of Goodwill are as follows:

	(dollars in millions)
	Wireless	Wireline	Total
Balance at January 1, 2012	$17,963	$5,394	$23,357
Acquisitions (Note 2)	209	551	760
Reclassifications, adjustments and other	–	22	22

Balance at December 31, 2012	$18,172	$5,967	$24,139
Acquisitions (Note 2)	204	291	495

Balance at December 31, 2013	$18,376	$6,258	$24,634

Composition of Other Intangible Assets, Net

The following table displays the composition of Other intangible assets, net:

					(dollars in millions)
	2013			2012
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (5 to 13 years)	$3,639	$(2,660)	$979	$3,556	$(2,338)	$1,218
Non-network internal-use software (3 to 7 years)	11,770	(7,317)	4,453	10,415	(6,210)	4,205
Other (2 to 25 years)	691	(323)	368	802	(292)	510

Total	$16,100	$(10,300)	$5,800	$14,773	$(8,840)	$5,933

Amortization Expense for Other Intangible Assets	The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2013	$1,587
2012	1,540
2011	1,505

Estimated Annual Amortization Expense for Other Intangible Assets	Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2014	$1,486
2015	1,215
2016	971
2017	784
2018	619